Assets pledged, collateral received and assets transferred - Disclosure of recourse to transferred assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	£ 256,835	£ 274,010
Associated liabilities	(138,221)	(142,218)
Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	14,047	11,791
Associated liabilities	(2,234)	(2,151)
Transferred assets, fair value	14,079	12,363
Associated liabilities, fair value	(2,236)	(2,154)
Other
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	13,155	14,954
Associated liabilities	(12,658)	(13,580)
Other | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	12,524	10,369
Associated liabilities	(2,234)	(2,151)
Transferred assets, fair value	12,556	10,961
Associated liabilities, fair value	(2,236)	(2,154)
Net position	£ 10,320	£ 8,807